Net finance costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Analysis of income and expense [abstract]
Interest on long-term debt	$ 57,752	$ 67,467
Interest on lease liabilities	27,426	33,255
Net interest costs on net defined benefit obligations or assets (Note 17)	1,626	2,413
Other finance costs	8,413	6,774
Finance costs	95,217	109,909
Finance income	(3,194)	(3,111)
Net finance costs	$ 92,023	$ 106,798